Business combination (Tables)	12 Months Ended
Dec. 31, 2014
Western World Insurance Group, Inc
Business Acquisition [Line Items]
Composition of purchase price and fair value of net assets acquired
The fair value of net assets acquired, including pro forma GAAP adjustments, are summarized as follows:

Total purchase price		$692,305
Assets acquired
Cash and cash equivalents	$48,760
Investments	1,126,185
Receivables	37,848
Other assets	19,418
Tangible assets acquired		1,232,211
Intangible asset - State licenses	$12,325
Intangible asset - Brand name	5,756
Intangible asset - Distribution network	4,651
Intangible asset - Technology	2,323
Intangible assets acquired		$25,055
Liabilities acquired
Net loss reserves and paid losses recoverable	$523,315
Unearned premiums, net of expenses	135,686
Other liabilities	81,464
Liabilities acquired		740,465
Excess purchase price (goodwill)		$175,504

Pro forma information
The unaudited pro forma data is for informational purposes only and does not necessarily represent results that would have occurred if the transaction had taken place on the basis assumed above.

	Year ended	Year ended
	December 31, 2014	December 31, 2013
	(unaudited)	(unaudited)
Net premiums earned	$2,216,349	$2,325,407
Net operating income	$481,179	$645,696
Net income	$448,071	$561,832

Summary of results of acquired company since acquisition
The following selected audited information has been provided to present a summary of the results of Western World that have been included in the Consolidated Financial Statements for the year ended December 31, 2014.

From Acquisition Date to
December 31, 2014
Net premiums written	$58,807
Total revenue	78,325
Total expenses	(66,882)
Net income	$11,443

Flagstone Reinsurance Holdings Sa
Business Acquisition [Line Items]
Composition of purchase price and fair value of net assets acquired
The composition of the purchase price and the fair value of net assets acquired is summarized as follows:

Total allocable purchase price
Flagstone shares outstanding at November 30, 2012	73,852,137
Exchange ratio	0.1935
Validus common shares issued, gross of taxes withheld	14,290,389
Validus share price at acquisition	$34.87
Total value of Validus shares issued		$498,306
Total cash consideration paid at $2.00 per Flagstone share		147,731
Total allocable purchase price		646,037

Tangible assets acquired
Cash and cash equivalents	$159,339
Investments	1,323,002
Receivables (a)	171,620
Other assets	129,245
Tangible assets acquired		$1,783,206

Liabilities acquired
Net loss reserves and paid losses recoverable	$639,641
Unearned premiums, net of expenses	104,592
Debentures payable	250,657
Other liabilities	98,574
Liabilities acquired		$1,093,464

Net tangible assets acquired, at fair value		689,742
Bargain purchase gain before establishment of intangible assets		43,705
Intangible asset—customer relationships and brand name		5,997
Bargain purchase gain on acquisition of Flagstone		$49,702

(a)	Premiums receivable of $171,620 were net of an allowance for doubtful accounts of $2,216.

Components of gain on bargain purchase
The gain on bargain purchase, net of expenses has been presented as a separate line item in the Company’s Consolidated Statements of Comprehensive Income, and is composed of the following:

Year Ended
December 31, 2012
Bargain purchase gain on acquisition of Flagstone	$49,702
Transaction expenses	(5,760)
Termination expenses	(20,244)
Amortization of intangible asset—customer relationships and brand name	(5,997)
Gain on bargain purchase, net of expenses	$17,701

Pro forma information
The following selected unaudited pro forma financial information has been provided to present a summary of the combined results of the Company and Flagstone, assuming the transaction had been effected on January 1, 2011. The unaudited pro forma data is for informational purposes only and does not necessarily represent results that would have occurred if the transaction had taken place on the basis assumed above.

	Year ended	Year ended
	December 31, 2012	December 31, 2011
	(unaudited)	(unaudited)
Revenues
Gross premiums written	$2,536,535	$2,914,388
Reinsurance premiums ceded	(397,008)	(520,506)
Net premiums written	2,139,527	2,393,882
Change in unearned premiums	86,935	(20,261)
Net premiums earned	2,226,462	2,373,621
Net investment income	126,140	143,472
Net realized gains on investments	63,601	37,366
Net unrealized gains (losses) on investments	5,654	(47,101)
(Loss) from investment affiliate	(964)	—
Other income	29,984	11,152
Foreign exchange gains (losses)	1,363	(26,605)
Total revenues	2,452,240	2,491,905

Expenses
Losses and loss expenses	1,242,449	1,920,936
Policy acquisition costs	413,579	429,509
General and administrative expenses	323,061	282,183
Share compensation expenses	30,750	35,427
Transaction expenses	—	17,433
Finance expenses	64,306	66,485
Total expenses	2,074,145	2,751,973

Income before taxes and income from operating affiliates	378,095	(260,068)
Tax (expense)	(3,385)	(773)
Income (loss) from operating affiliates	12,868	(922)
Net income (loss) from continuing operations	$387,578	$(261,763)

Net income (loss) from discontinued operations, net of taxes	19,366	(21,662)
Net income (loss)	$406,944	$(283,425)

Net loss (income) attributable to noncontrolling interest	14,685	(24,515)
Net income (loss) available (attributable) to Validus	$421,629	$(307,940)

Basic earnings (loss) per share	$3.73	$(3.20)
Earnings (loss) per diluted share	$3.62	$(3.20)

Summary of results of acquired company since acquisition
The following selected audited information has been provided to present a summary of the results of Flagstone that have been included within the Validus Re segment in the Consolidated Financial Statements for the year ended December 31, 2012.

From Acquisition Date to
December 31, 2012
Net premiums written	$11,305
Total revenue	26,778
Total expenses	(17,061)
Net income	$9,717